SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE ALLOCATION FUNDS

For the Wells Fargo Advantage Index Asset Allocation Fund

WELLS FARGO ADVANTAGE VT FUNDS

For the Wells Fargo Advantage VT Index Asset Allocation Fund

(each, a “Fund”)

Effective immediately, Petros Bocray, CFA, FRM is added as a Portfolio Manager for each Fund. A biographical description for Mr. Bocray is included among the Portfolio Manager biographies listed for Wells Capital Management Incorporated as follows:

Mr. Bocray is jointly responsible for managing the Fund, which he has managed since 2012. Mr. Bocray joined Wells Capital in 2006, where he currently serves as a Portfolio Manager on the Quantitative Strategies team.

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in each Fund’s Statement of Additional Information is amended, respectively, to add the following information:

            Wells Capital Management Incorporated

PetrosBocray, CFA, FRM[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Bocray became portfolio manager of the Fund on March 30, 2012. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management Incorporated
Petros Bocray, CFA, FRM	Index Asset Allocation Fund	$0
	VT Index Asset Allocation Fund	$0

            Effective immediately, all references to Gregory T. Genung, CFA, CAIA in each Fund’s prospectuses and Statement of Additional Information are removed.

March 30, 2012                                                                                                                                   AFR032/P501SP